Related Party Transactions - Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 ARS ($) RelatedParty	Dec. 31, 2022 ARS ($) RelatedParty
Disclosure of related party transactions [line items]
Total Amount of Credit Assistance | $	$ 36,670,344	$ 34,561,530
Number of Addressees (quantities) | RelatedParty	266	279
Average Amount of Credit Assistance | $	$ 137,859	$ 123,878
Maximum Assistance | $	$ 9,923,443	$ 5,297,435
Natural Persons
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	218	219
Legal Entities
Disclosure of related party transactions [line items]
Number of Addressees (quantities) | RelatedParty	48	60